SAFE Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SAFE Liability [Abstract]
SAFE Liability
7.	SAFE Liability

Since inception, the Company has issued Simple Agreements for Future Equity (“SAFEs”) to multiple investors for aggregate principal proceeds of $45.7 million. The SAFE holders are entitled to receive shares of the Company’s redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event. In the event of a liquidity or dissolution event, the SAFEs provide for settlement in accordance with their contractual terms. The SAFEs grant holders the right to receive shares of the Company’s redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event at a 15% discount to the price per share paid by other investors in such financing.

The Company determined that the SAFEs are freestanding financial instruments and are classified as liabilities, as the SAFEs represent an obligation to issue a variable number of shares for a fixed monetary amount. The SAFEs are initially recorded at fair value upon issuance and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in the condensed consolidated statements of operations. Issuance costs related to the SAFEs are expensed as incurred.

During the three months ended March 31, 2026 and 2025, the Company issued SAFEs with aggregate proceeds of $2.4 million and $0.1 million, respectively. All SAFEs issued during the three months ended March 31, 2026 included common stock warrant coverage. The warrants are equity classified. The SAFE liability and the warrants were recorded at their respective fair values on the issuance date, with $2.4 million and $2.2 million allocated to the SAFE liability and the warrants, respectively. Any excess of the aggregate fair value of the instruments issued over the proceeds received was recognized as an upfront loss of $2.2 million and included in other income (expense), net in the condensed consolidated statements of operations during the three months ended March 31, 2026. No SAFEs with common stock warrant coverage were issued during the three months ended March 31, 2025. The Company recognized a loss on change in fair value of the SAFE liability of $134 and a gain of $2.1 million during the three months ended March 31, 2026 and 2025, respectively.

Election to Convert SAFEs

On October 31, 2025, holders of SAFEs with an aggregate carrying value of $50.7 million elected to settle their SAFEs into shares of the Company’s Series F redeemable convertible preferred stock at a conversion price of $1.40 per share. The Company accounted for the transaction as an extinguishment of the SAFE liability and, in connection with the conversion, recognized a freestanding make-whole derivative liability as described below.

On March 31, 2026, holders of all remaining outstanding SAFEs converted into shares of the Company's Series F redeemable convertible preferred stock at $1.40 per share. The SAFE liability was remeasured to fair value immediately prior to conversion, and the Series F redeemable convertible preferred stock was recorded at an amount equal to that fair value. No additional gain or loss was recognized upon conversion. As a result, no SAFE liability remained outstanding as of March 31, 2026.

Make-Whole Provision

In connection with the October 31, 2025 SAFE conversion, the Company granted a one-time make-whole right to the converted investors. No make-whole provision was granted in connection with the March 31, 2026 SAFE conversion. The Company determined that the make-whole provision represents a freestanding derivative liability. The derivative liability was initially recorded at its estimated fair value of $1.9 million on October 31, 2025 and is subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the condensed consolidated statements of operations. The fair value of the derivative liability related to the make-whole provision was $84 and $71 as of March 31, 2026 and December 31, 2025. The Company recognized a change in fair value of $13 for the three months ended March 31, 2026. As further discussed in Note 17, Subsequent Events, in connection with the closing of the Merger, the make-whole derivative liability was derecognized in its entirety in April 2026.

Contingent Equity Arrangement Associated with a SAFE

In connection with a SAFE issued in 2023, the Company entered into an arrangement that provided the investor with the right to receive a warrant upon the occurrence of certain future events. The Company previously concluded that no present obligation existed under this arrangement prior to the resolution of the applicable contingencies and, accordingly, no amount had been recognized in the Company’s historical financial statements. As further discussed in Note 17, Subsequent Events, the Company settled this arrangement in April 2026.

8.	SAFE Liability

From 2022 through December 2025, the Company issued SAFEs to multiple investors for an aggregate principal amount of $43.3 million. During the years ended December 31, 2025 and 2024, the Company issued SAFEs with an aggregate principal amount of $9.1 million and $16.3 million, respectively. The SAFEs were issued on substantially similar terms. The SAFE holders are entitled to receive shares of the Company’s redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event. In the event of a liquidity or dissolution event, the SAFEs provide for settlement in accordance with their contractual terms. The SAFEs grant holders the right to receive shares of the Company’s redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event at a 15% discount to the price per share paid by other investors in such financing.

The Company determined that the SAFEs are freestanding financial instruments and are classified as liabilities, as the SAFEs represent an obligation to issue a variable number of shares for a fixed monetary amount. The SAFEs are initially recorded at fair value upon issuance and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Issuance costs related to the SAFEs are expensed as incurred.

The SAFE liability balance was $4.1 million and $45.4 million at December 31, 2025 and 2024, respectively. For the years ended December 31, 2025 and 2024, the Company recognized a change in fair value of the SAFE liability of $328 and $9.4 million, respectively.

SAFEs Issued with Common Stock Warrants

Of the $9.1 million SAFEs issued during 2025, $3.4 million related to certain SAFEs issued in November and December 2025 that included common stock warrant coverage. A portion of these SAFEs with warrant coverage was issued to related parties. See Note 18 for additional information regarding related party transactions.

The Company evaluated the common stock warrants and concluded that they meet the criteria for equity classification. The SAFE liability and the equity-classified warrants were recorded at their respective fair values on the issuance date. The warrants were classified as equity and are not subsequently remeasured. The fair value allocated to the SAFE liability was $3.4 million, and the fair value allocated to the common stock warrants was $3.1 million. Any excess of the aggregate fair value of the instruments issued over the proceeds received was recognized as an upfront loss of $3.1 million during the year ended December 31, 2025.

Election to Convert SAFEs

On October 31, 2025, holders of SAFEs with an aggregate carrying value of $50.7 million elected to settle their SAFEs into shares of the Company’s Series F redeemable convertible preferred stock at a conversion price of $1.40 per share.

Immediately prior to conversion, the Company remeasured the SAFE liability to fair value. The remeasurement did not result in a material change in the carrying amount of the SAFE liability. Upon conversion, the Company derecognized the SAFE liability and recorded the Series F redeemable convertible preferred stock issued at its estimated fair value on the conversion date. In connection with the conversion, the Company also recognized a freestanding make-whole derivative liability at its estimated fair value.

The Company accounted for the transaction as an extinguishment of the SAFE liability and recognized a loss of $5.9 million during the year ended December 31, 2025. The loss represents the excess of the aggregate fair value of the Series F redeemable convertible preferred stock issued and the make-whole derivative liability recognized over the carrying amount of the SAFE liability at the conversion date. The loss is included in other expense, net in the consolidated statements of operations.

Make-Whole Provision

In connection with the October 31, 2025 SAFE conversion, the Company granted a one-time make-whole right to the converted investors. Under this provision, if the lowest price per share of the Company’s redeemable convertible preferred stock issued in the next equity financing is below a specified threshold, the Company is required to issue to those investors additional shares of the series of redeemable convertible preferred stock issued in such financing. The Company determined that the make-whole provision represents a freestanding derivative liability. The derivative liability was initially recorded at its estimated fair value of $1.9 million on October 31, 2025 and is subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. The fair value of the derivative liability related to the make-whole provision was $71 as of December 31, 2025. The Company recognized a change in fair value of $1.8 million for the year ended December 31, 2025.

Contingent Equity Arrangements Associated with a SAFE

In connection with a SAFE issued in 2023, the Company entered into a side letter that provides the investor with the right to receive a warrant to acquire equity of the Company upon the occurrence of certain future events, including, but not limited to, the completion of specified corporate transactions, changes in the Company’s capital structure, or other defined triggering events.

Subsequent to the initial arrangement, in 2024, the Company entered into agreements that formalized the prior arrangement. These agreements define alternative settlement outcomes that remain contingent on future events, pursuant to which the investor is entitled to receive either (i) a warrant to acquire the Company’s redeemable convertible preferred stock or (ii) a warrant tied to the equity of a portion of the Company’s business. The investor must elect one alternative, and the unselected alternative is extinguished.

The Company evaluated the arrangement as a whole and determined that the investor does not currently hold a warrant or other freestanding financial instrument. Prior to the occurrence of the relevant triggering events, (i) the investor does not have the present ability to exercise any instrument, (ii) the specific instrument to be issued is not yet determinable, and (iii) settlement remains subject to substantive contingencies, including the investor’s election and the completion of certain transactions.

Accordingly, the Company concluded that the arrangement does not impose a present obligation to issue shares or transfer assets under ASC 480. As such, no amounts have been recognized in the consolidated financial statements related to this arrangement as of December 31, 2025. The accounting for the arrangement will be evaluated when the relevant contingencies are resolved and the final terms and form of the instrument, if any, are determined.